Ordinary Shares - Additional Information (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands													12 Months Ended
	Oct. 01, 2018 CNY (¥)	Oct. 01, 2018 USD ($) $ / shares shares	Jun. 16, 2017 CNY (¥) shares	Jun. 16, 2017 USD ($) shares	Jun. 13, 2017 CNY (¥) shares	Jun. 13, 2017 USD ($) shares	Jul. 14, 2015 CNY (¥) shares	Jul. 14, 2015 USD ($) shares	Jun. 06, 2014 CNY (¥) shares	Jun. 06, 2014 USD ($) shares	Dec. 19, 2013 CNY (¥) shares	Dec. 19, 2013 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 CNY (¥) Vote ¥ / shares shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($) $ / shares shares	Nov. 14, 2019 shares	Dec. 31, 2018 USD ($) Vote shares	Jul. 15, 2017 shares	Jun. 17, 2017 shares	Jun. 14, 2017 shares	Jun. 05, 2014 shares	Dec. 19, 2013 ¥ / shares shares	Aug. 19, 2013 USD ($) $ / shares shares
Changes In Equity And Comprehensive Income Line Items [Line Items]
Authorized share capital | $																									$ 50
Common stock, shares authorized									100,000,000,000	100,000,000,000													50,000,000		50,000,000
Share capital, par value | $ / shares																									$ 0.001
Common stock, shares unissued												30,000,000												30,000,000	30,000,000
Common stock, shares outstanding							19,770,990	19,770,990																	20,000,000
Preferred stock, shares authorized									9,176,605	9,176,605
Ordinary Shares repurchased													591,200	591,200
Ordinary Shares repurchased, Value													¥ 10,730	$ 1,541
Stock Repurchased During Period, Value | ¥																¥ 4,078
Subscriptions Receivable from founding shareholders													¥ 122		¥ 122		$ 17		$ 17
Net proceeds raised from initial public offering | ¥															¥ 441,166
Treasury Stock, Shares													591,200		0		591,200		0
Prepayment for share repurchase													¥ 17,441				$ 2,500
Recognized prepayment for share repurchase program													¥ 6,711	$ 964
Weighted Average [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Share price | $ / shares																	$ 2.61
IPO [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Class A ordinary shares, issued		5,750,000
Stock Repurchased During Period, Value | ¥															¥ 441,166
Sale of class A ordinary shares, price per share | $ / shares		$ 12.5
Net proceeds raised from initial public offering	¥ 441,166	$ 64,130
Preferred Stock [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Shares re-designated											3,645,501	3,645,501
Class A Ordinary Shares [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Common stock, shares authorized									70,823,395	70,823,395			57,956,630		57,956,630		57,956,630		57,956,630
Share capital, par value | ¥ / shares													¥ 0.001		¥ 0.001
Common stock, shares unissued			5,295,380	5,295,380			7,666,701	7,666,701												63,156,694	57,797,769
Class A ordinary shares, issued							19,770,990	19,770,990				20,000,000	29,580,351		28,276,557		29,580,351		28,276,557		158,861			20,000,000
Common stock, shares outstanding													29,580,351		28,276,557		29,580,351	20	28,276,557		158,861
Shares re-designated			95,316	95,316							26,354,499	26,354,499
Consideration that exceeded the fair value of ordinary shares			¥ 2,399	$ 353
Common stock issued and sold			95,316	95,316
Sale of stock cash consideration			¥ 6,117	$ 900
Stock Issued During Period, Shares			63,545	63,545
Stock Repurchased During Period, Value			¥ 4,078	$ 600
Class A Ordinary Shares [Member] | After Closing of Qualified IPO [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Vote per share | Vote															1				1
Class B Ordinary Shares [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Common stock, shares authorized													19,675,674		19,675,674		19,675,674		19,675,674
Share capital, par value | ¥ / shares													¥ 0.001		¥ 0.001
Common stock, shares unissued							229,010	229,010
Class A ordinary shares, issued												20,000,000	19,675,674		19,675,674		19,675,674		19,675,674		19,675,674			20,000,000
Common stock, shares outstanding									20,000,000	20,000,000		20,000,000	19,675,674		19,675,674		19,675,674		19,675,674		19,675,674			20,000,000
Ordinary Shares repurchased							229,010	229,010
Ordinary Shares repurchased, Value							¥ 5,128	$ 839
Consideration that exceeded the fair value of ordinary shares							¥ 2,230	$ 365
Class B Ordinary Shares [Member] | After Closing of Qualified IPO [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Vote per share | Vote															10				10
Series Seed Convertible Redeemable Preferred Shares [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Temporary Equity, Shares Issued							3,645,501	3,645,501	3,645,501	3,645,501		3,645,501									3,645,501			3,645,501
Temporary Equity, Shares Outstanding							3,645,501	3,645,501	3,645,501	3,645,501		3,645,501									3,645,501			3,645,501
Sale of stock cash consideration											¥ 8,957	$ 1,450
Share price | (per share)												$ 0.3978												¥ 2.4570
Series A Convertible Redeemable Preferred Shares [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Temporary Equity, Shares Issued							5,531,104	5,531,104	5,531,104	5,531,104											5,531,104
Temporary Equity, Shares Outstanding							5,531,104	5,531,104	5,531,104	5,531,104											5,531,104	7,895,711
Sale of stock cash consideration									¥ 61,569	$ 10,000
Series B Convertible Redeemable Preferred Shares [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Temporary Equity, Shares Issued							7,895,711	7,895,711													7,895,711
Temporary Equity, Shares Outstanding																					7,895,711
Sale of stock cash consideration							¥ 176,941	$ 28,921
Series C Convertible Redeemable Preferred Shares [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Temporary Equity, Shares Issued			5,295,380	5,295,380	5,295,380	5,295,380															5,295,380
Temporary Equity, Shares Outstanding																					5,295,380
Sale of stock cash consideration					¥ 340,082	$ 50,000
Common Class A and Class B Ordinary Shares [Member] | Before Closing of Qualified IPO [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Vote per share | Vote															1				1